Derivative Instruments - Additional Information (Detail) NOK in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2014 USD ($)	Dec. 31, 2014 NOK
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations	$ 410.0		$ 382.3
Carrying amount of derivative liabilities	3.6		1.7
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations | NOK		NOK 289.8		NOK 127.9
Carrying amount of derivative liabilities	$ 2.1		$ 2.7